Leases - Summary of minimum lease payments under operating leases (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2020	$ 4,115
2021	4,003
2022	4,121
2023	4,127
2024	2,313
Thereafter	60
Total	$ 18,739